BANK AND OTHER BORROWINGS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Property and equipment pledged as collateral		$ 0	¥ 37,481
Accounts receivable used to secure bank borrowings	¥ 0	0	13,164
Net investment in direct financing leases	72,615	10,562	72,952
Restricted cash	¥ 421,990	$ 61,376	¥ 563,986
Short-term bank borrowings, weighted average interest rate	4.08%	4.08%	2.45%
Bank Loans	¥ 31,083	$ 4,521	¥ 546,519
Other Borrowings	907,031	131,922	447,426
Assets, Noncurrent	¥ 3,356,702	488,209	2,354,254
Debt Instrument, Term	1 year
Land [Member]
Debt Instrument [Line Items]
Property and equipment pledged as collateral	¥ 425,742	61,922	48,273
Construction in Progress [Member]
Debt Instrument [Line Items]
Property and equipment pledged as collateral	¥ 633,444	$ 129,894	206,244
Line of Credit Entered into by Subsidiary [Member]
Debt Instrument [Line Items]
Net investment in direct financing leases			¥ 24,224
Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Long-term bank and other borrowings, weighted average interest rate	9.81%	9.81%	12.16%
Short Term Bank Credit Lines [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines	¥ 33,480	$ 4,869
Long Term Credit Facility [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines	¥ 1,060,000	$ 154,171
Financing Agreement One [Member] | Zhejiang Haiyang [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2023
Financing Agreement One [Member] | Zhejiang Haiyang [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	3 years
Financing Agreement Two [Member] | ZGC SCITECH Leasing Co Ltd [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
Financing Agreement Two [Member] | ZGC SCITECH Leasing Co Ltd [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	5 years
Financing Agreement Two [Member] | ZGC SCITECH Leasing Co Ltd [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	1 year